Investment Strategy - AB HIGH INCOME FUND INC	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues income opportunities from government, corporate, emerging market and high-yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund’s investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund’s assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Ratings (“Moody’s”) or CCC+ or lower by S&P Global Ratings (“S&P”) and Fitch Ratings (“Fitch”), or the equivalent by any nationally recognized statistical rating organization (“NRSRO”)), and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.
The Fund may invest in mortgage-related and other asset-backed securities, loan participations and assignments, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may also make short sales of securities or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest in derivatives, such as options, futures contracts, forwards, or swap agreements.